Derivative Financial Instruments - Effects of Derivative Instruments on Consolidated Financial Statements (Detail) - Derivatives Designated as Hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments Gain Loss [Line Items]
Amount of gain (loss) recognized in other comprehensive income (loss)	$ 15,501	$ 4,004	$ (57,459)
Cost of operations [Member]
Derivative Instruments Gain Loss [Line Items]
Loss (gain) reclassified from AOCI to Cost of operations	4,503	34,556	76,034
Other non-operating expense [Member]
Derivative Instruments Gain Loss [Line Items]
Ineffective portion and amount excluded from effectiveness testing: gain (loss) recognized	$ (1,239)	$ (1,461)	$ 6,238